UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21327

Dreyfus Manager Funds II

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	5/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
25	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
32	Financial Highlights
38	Notes to Financial Statements
49	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Balanced Opportunity Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus Balanced Opportunity Fund, covering the six-month period from December 1, 2008, through May 31, 2009.

The financial markets went on a wild ride over the past six months, with stocks and higher-yielding sectors of the bond market plummeting over the first half of the reporting period and rebounding strongly over the second half. In supporting the rallies, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high, and a 6.3% annualized contraction over the fourth quarter of 2008 was followed by a 5.7% revised estimate of economic contraction during the first quarter of 2009.Yet, March through May proved to be three of the better months in the history of the stock and high-yield bond markets, respectively.

These enormous swings leave investors to wonder if the markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the markets’ gyrations illustrate an important feature of many market rallies — when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the reporting period of December 1, 2008, through May 31, 2009, as provided by Keith Stransky, Sean P. Fitzgibbon, Brian C. Ferguson, David Bowser and Peter Vaream, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, Dreyfus Balanced Opportunity Fund’s Class A shares produced a total return of 6.56%, Class B shares returned 6.00%, Class C shares returned 6.03%, Class I shares returned 6.40%, Class J shares returned 6.52% and Class Z shares returned 6.46%.1 In comparison, the fund’s benchmarks, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Barclays Capital U.S.Aggregate Bond Index, achieved total returns of 4.07% and 5.10%, respectively, for the same period.2

Despite a deep economic recession and a persistent banking crisis, stocks and higher-yielding bonds rallied over the second half of the reporting period, offsetting earlier losses.The fund fared relatively well in this environment, as its security selection strategies enabled it to produce higher returns than its equity and fixed-income benchmarks.

The Fund’s Investment Approach

The fund seeks high total return, including capital appreciation and current income, through a diversified mix of stocks and fixed-income securities. When allocating assets, the fund’s asset allocation manager assesses the relative return and risk of each asset class, general economic conditions, anticipated future changes in interest rates and the general outlook for stocks.

The fund’s equity portfolio managers create a broadly diversified equity portfolio that includes a blend of growth and value stocks. Using quantitative and fundamental research, we look for companies with leading market positions, competitive or technological advantages, high returns on equity and assets, good growth prospects, attractive valuations and strong management teams.

The fund normally invests between 25% and 50% of its assets in fixed-income securities that, at the time of purchase, are rated investment grade or the non-rated equivalent as determined by Dreyfus.We may invest up to 5% of the fixed-income portfolio in securities rated below investment grade and up to 10% in bonds from foreign issuers.

Late Market Rallies Partly Offset Earlier Losses

During the first three months of the reporting period, equity and fixed-income markets continued to plunge amid a severe recession and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

a global banking crisis, in which massive investment losses led to the failures of some of the world’s major financial institutions. Although economic fundamentals showed few signs of improvement, investor sentiment improved in early March as bargain hunters bid beaten-down stock prices higher, and fixed-income investors sought higher yields than were available from U.S.Treasury securities in a historically low interest-rate environment. From March through May, stocks and higher-yielding segments of the bond market rallied strongly, recovering the ground they lost earlier in the reporting period.

In mid-2008, we moved the fund to a more overweight position (70%) in equity relative to the benchmark’s 60% policy norm.Although stock valuations were very reasonable in our view, the move was premature. The credit crisis spread to “Main Street” and consequently hit stocks hard. Bonds, other than Treasuries, suffered as well; spreads widened to historic levels.The Federal Reserve and Congress have been doing all they can to ease the credit crisis, and it seems to be working. Since March 9, the environment dramatically changed. Stocks rallied strongly, and Treasuries sold off. The fund benefitted greatly. In early June, equity exposure was reduced by 2% to 68%.

An End to the Flight to Quality

Early in the reporting period, with markets in free fall, the fund’s core and value-oriented equity strategies emphasized higher-quality stocks with defensive characteristics, many of which helped cushion market declines at the time. However, our security selection processes also identified a number of growth-oriented companies selling at historically attractive valuations, and those stocks fared especially well during the rally over the second half of the reporting period.

For the reporting period overall, the fund’s stock portion achieved better-than-average results in seven of the equity benchmark’s ten economic sectors. Our stock selection strategy in the traditionally defensive consumer staples sector fared especially well, due to strength in holdings such as battery maker Energizer, food producer Dean Foods and beverage bottler Coca-Cola Enterprises. In addition, the fund’s lack of exposure to Procter & Gamble helped it avoid relative weakness in the household goods purveyor when investors turned away from traditionally defensive stocks.

In the more economically sensitive energy sector, a bias toward growth-oriented companies — including Occidental Petroleum — helped boost returns in the rally. Materials stocks benefited from recovering demand for raw materials in the emerging markets, supporting Freeport McMoRan Copper & Gold and specialty chemicals manufacturer

Celanese. On the other hand, the information technology and financials sectors undermined the fund’s relative performance during the reporting period.

The fund’s fixed-income portfolio also achieved above-average results, primarily due to its overweighted positions in high-grade corporate bonds, mortgage-backed securities and, to a lesser extent, commercial mortgages and asset-backed securities. Underweighted exposure to U.S.Treasury securities, which gave back some of their 2008 gains, also aided the fund’s relative performance.

Positioning for an Eventual Recovery

We have been encouraged by signs of stabilization in the economy and credit markets. Despite the recent rally, we have continued to find attractively valued opportunities in companies that seem poised to prosper in an eventual economic rebound, particularly in the hard-hit financials and energy sectors. In the fund’s bond portfolio, we believe that further stabilization of credit markets is likely to help support prices of bonds from fundamentally sound issuers that may have been punished too severely in the downturn. In both asset classes, we believe that a highly disciplined and selective approach to investing is required to produce consistently superior performance over the long term.

June 15, 2009

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for Classes A, B, C and I shares provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 31, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Capital U.S.Aggregate Bond
Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S.
government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Balanced Opportunity Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2009
	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$5.77	$1,065.60
Class B	$9.81	$1,060.00
Class C	$9.71	$1,060.30
Class J	$5.46	$1,065.20
Class I	$4.32	$1,064.00
Class Z	$6.54	$1,064.60

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.91% for Class B, 1.89% for
Class C, 1.06% for Class J, .84% for Class I and 1.27% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2009

	Expenses paid	Ending value
	per $1,000†	(after expenses)
Class A	$5.64	$1,019.35
Class B	$9.60	$1,015.41
Class C	$9.50	$1,015.51
Class J	$5.34	$1,019.65
Class I	$4.23	$1,020.74
Class Z	$6.39	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.91% for Class B, 1.89% for
Class C, 1.06% for Class J, .84% for Class I and 1.27% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS May 31, 2009 (Unaudited)

Common Stocks—71.0%	Shares	Value ($)
Consumer Discretionary—7.0%
American Eagle Outfitters	58,680	869,051
Autoliv	31,500	875,070
Best Buy	17,790	624,429
Carnival	8,353	212,500
Gap	105,500	1,883,175
Home Depot	144,477	3,346,087
Johnson Controls	14,520 [a]	289,384
Jones Apparel Group	56,240	511,784
Lowe’s Cos.	49,340	937,953
Macy’s	25,730	300,526
Newell Rubbermaid	47,330	544,768
News, Cl. A	232,840	2,277,175
NVR	1,710 [a,b]	846,279
O’Reilly Automotive	14,360 [b]	517,678
Omnicom Group	81,400	2,482,700
Rent-A-Center	27,900 [b]	544,887
Ross Stores	12,770	500,073
Target	20,440	803,292
Time Warner	80,493	1,885,146
Viacom, Cl. B	24,720 [b]	548,042
Whirlpool	12,940	545,292
		21,345,291
Consumer Staples—7.9%
Coca-Cola Enterprises	97,420	1,623,017
Colgate-Palmolive	31,491	2,076,831
CVS Caremark	154,391	4,600,852
Dean Foods	44,876 [b]	843,669
Kraft Foods, Cl. A	40,082	1,046,541
Kroger	37,870	863,436
Lorillard	39,740	2,715,434
Nestle, ADR	44,980	1,640,421
PepsiCo	60,225	3,134,711
Philip Morris International	89,590	3,820,118
Wal-Mart Stores	16,015	796,586
Walgreen	39,310	1,171,045
		24,332,661

Common Stocks (continued)	Shares	Value ($)
Energy—10.4%
Anadarko Petroleum	17,900	855,262
Cameron International	18,700 [b]	584,001
Chevron	96,948	6,463,523
ConocoPhillips	35,560	1,630,070
Devon Energy	33,290	2,105,260
ENSCO International	13,920	541,349
EOG Resources	16,850	1,233,251
Hess	53,354	3,552,843
Marathon Oil	102,260	3,260,049
Newfield Exploration	30,580 [b]	1,104,550
Occidental Petroleum	90,320	6,061,375
Williams Cos.	34,120	572,534
XTO Energy	90,647	3,876,972
		31,841,039
Financial—14.3%
Ameriprise Financial	60,850	1,837,670
AON	38,740	1,394,640
Bank of America	329,830	3,717,184
BlackRock	6,150 [a]	980,925
Capital One Financial	10,850	265,174
Charles Schwab	48,744	857,894
Chubb	12,460	494,039
Fidelity National Financial, Cl. A	34,440	480,094
First American	9,830	224,321
First Horizon National	78,307 [a]	950,647
Franklin Resources	35,230	2,355,125
Goldman Sachs Group	13,930	2,013,860
Invesco	31,930	499,704
JPMorgan Chase & Co.	252,214	9,306,697
Marsh & McLennan Cos.	28,420	537,706
MetLife	84,707	2,668,270
Moody’s	52,670 [a]	1,442,631
Morgan Stanley	110,880	3,361,882
PNC Financial Services Group	8,730	397,652
State Street	56,810	2,638,825
TD Ameritrade Holding	47,210 [b]	804,458

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Travelers Cos.	28,310	1,151,085
Wells Fargo & Co.	222,692	5,678,646
		44,059,129
Health Care—9.0%
Aetna	28,480	762,694
AmerisourceBergen	51,010	1,892,471
Amgen	72,210 [b]	3,606,167
Biogen Idec	19,710 [b]	1,020,781
Boston Scientific	54,880 [b]	515,872
Cephalon	6,400 [a,b]	373,184
Covidien	20,621	736,582
Gilead Sciences	23,222 [b]	1,000,868
Hospira	17,060 [b]	588,570
Life Technologies	13,220 [b]	512,672
McKesson	10,540	433,721
Merck & Co.	100,890	2,782,546
Pfizer	387,527	5,886,535
Schering-Plough	46,200	1,127,280
St. Jude Medical	44,340 [b]	1,730,147
Teva Pharmaceutical Industries, ADR	14,180	657,385
Universal Health Services, Cl. B	10,390	570,723
Vertex Pharmaceuticals	43,060 [b]	1,283,619
WellPoint	10,330 [b]	481,068
Wyeth	24,080	1,080,229
Zimmer Holdings	11,880 [b]	529,254
		27,572,368
Industrial—5.3%
Cummins	24,390	790,968
Delta Air Lines	62,299 [a,b]	361,957
Dover	59,853	1,881,778
Eaton	18,500	804,750
FedEx	21,621	1,198,452
General Electric	59,630	803,812
Goodrich	11,720	568,889
Honeywell International	16,750	555,430
JetBlue Airways	87,420 [b]	396,013

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
L-3 Communications Holdings	11,870	872,564
Lockheed Martin	6,420	536,905
Norfolk Southern	34,160	1,270,752
Paccar	17,110 [a]	510,734
Parker Hannifin	28,000	1,183,280
Raytheon	28,130	1,256,005
Textron	23,660	272,090
Tyco International	46,295	1,278,205
Union Pacific	22,333	1,100,347
Waste Management	27,206 [a]	750,614
		16,393,545
Information Technology—10.8%
Akamai Technologies	36,180 [a,b]	805,367
Alcatel-Lucent, ADR	265,610 [b]	674,649
Apple	16,341 [b]	2,219,271
Broadcom, Cl. A	29,354 [b]	747,940
Cisco Systems	215,128 [b]	3,979,868
Corning	30,760	452,172
EMC	89,070 [b]	1,046,573
Hewlett-Packard	60,718	2,085,663
Intel	67,962	1,068,363
International Business Machines	25,230	2,681,444
Juniper Networks	35,899 [b]	887,782
Lam Research	41,990 [a,b]	1,099,718
Microsoft	202,490	4,230,016
Motorola	175,260	1,062,076
National Semiconductor	46,250 [a]	641,950
Nokia, ADR	156,170	2,389,401
Oracle	95,073	1,862,480
QUALCOMM	72,124	3,143,885
Symantec	52,180 [b]	813,486
Visa, Cl. A	17,690	1,197,790
		33,089,894
Materials—2.1%
Air Products & Chemicals	7,930	513,705
Celanese, Ser. A	47,890	982,224

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)			Shares	Value ($)
Materials (continued)
E.I. du Pont de Nemours & Co.			43,880	1,249,264
Freeport-McMoRan Copper & Gold			46,380	2,524,463
Mosaic			9,280	507,616
Newmont Mining			5,330	260,477
Packaging Corp. of America			31,100 [a]	501,332
				6,539,081
Telecommunication Services—.7%
AT & T			77,984	1,933,223
Sprint Nextel			69,480 [b]	357,822
				2,291,045
Utilities—3.5%
American Electric Power			46,310	1,219,805
Entergy			25,730	1,919,973
Exelon			19,640	942,916
FPL Group			33,840	1,912,975
NRG Energy			44,140 [a,b]	993,150
PG & E			24,350	893,888
Questar			40,950	1,387,796
Sempra Energy			29,420	1,343,906
				10,614,409
Total Common Stocks
(cost $245,403,694)				218,078,462
	Coupon	Maturity	Principal
Bonds and Notes—24.4%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./
Auto Receivables—.9%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	64,827	65,165
Americredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	14,301	14,307
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	31,475	31,396
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A3A	5.49	7/6/12	402,435	404,650
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000	191,526

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Auto Receivables (continued)
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	230,000		194,236
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.34	8/15/11	35,814	[c]	35,557
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	85,864		85,686
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	769,207		762,087
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	100,000		73,571
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	290,598		296,233
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	860,000		537,401
					2,691,815
Asset-Backed Ctfs./
Home Equity Loans—.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	156,395	[c]	126,579
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-EC1, Cl. A2	0.56	11/25/35	236,902	[c]	215,353
JP Morgan Mortgage Acquisition,
Ser. 2005-FRE1, Cl. A2F2	5.22	10/25/35	11,199	[c]	11,077
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.44	1/25/36	20,615	[c]	18,931
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.57	11/25/35	392,398	[c]	329,473
					701,413
Asset-Backed Ctfs./
Manufactured Housing—.0%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	43,466		41,419
Chemicals—.1%
E.I. Du Pont De Nemours,
Sr. Notes	5.75	3/15/19	210,000	[a]	218,820

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—2.4%
Banc of America Commercial
Mortgage, Ser. 2003-1, Cl. A1	3.88	9/11/36	721,568		720,606
Banc of America Commercial
Mortgage, Ser. 2002-2, Cl. A3	5.12	7/11/43	265,000		262,119
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12, Cl. A3	4.24	8/13/39	595,000	[c]	579,338
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.70	9/11/38	100,000	[c]	93,638
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,050,000	[d]	987,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	250,000	[d]	235,000
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	665,000	[d]	625,100
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	70,000	[d]	67,900
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	815,000	[d]	766,100
CS First Boston Mortgage
Securities, Ser. 2005-C4, Cl. A2	5.02	8/15/38	175,000		171,460
CS First Boston Mortgage
Securities, Ser. 2005-C5, Cl. A4	5.10	8/15/38	660,000	[c]	578,463
First Union National Bank
Commercial Mortgage Trust,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	178,523		184,443
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. E	0.85	3/6/20	560,000	[c,d]	381,026
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. K	1.46	3/6/20	325,000	[c,d]	208,786
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. A3	5.87	9/15/45	300,000	[c]	238,162
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	45,000	[c]	43,884
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	220,000	[c]	184,331
SBA CMBS Trust,
Ser. 2005-1A, Cl. C	5.73	11/15/35	35,000	[d]	33,775

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	291,000	[d]	261,900
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.10	8/15/39	415,000	[c]	384,031
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	68,302		68,087
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C19, Cl. A5	4.66	5/15/44	265,000		237,641
					7,312,790
Computers—.1%
International Business Machines,
Unsub. Notes	5.70	9/14/17	365,000		384,776
Consumer Staples—.6%
Altria Group,
Gtd. Notes	9.70	11/10/18	200,000		227,978
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	445,000	[d]	475,935
Diageo Capital,
Gtd. Notes	7.38	1/15/14	315,000		350,429
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	105,000		111,757
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	325,000		329,873
Kroger,
Gtd. Notes	6.15	1/15/20	440,000		446,991
Safeway,
Sr. Unscd. Notes	6.35	8/15/17	20,000		21,177
					1,964,140
Diversified Financial Services—2.0%
Barclays Bank,
Jr. Sub. Bonds	5.93	9/29/49	700,000	[c,d]	381,983
Barclays Bank,
Sub. Bonds	7.70	4/29/49	385,000	[c,d]	299,279
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	275,000		277,888
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	330,000		316,764

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	405,000		361,914
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	40,000		39,808
ERAC USA Finance,
Bonds	5.60	5/1/15	90,000	[d]	76,870
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	90,000	[d]	75,708
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	685,000	[d]	539,119
ERAC USA Finance,
Notes	7.95	12/15/09	50,000	[d]	49,515
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	400,000		364,986
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	310,000		260,615
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	410,000	[c]	222,079
Jefferies Group,
Sr. Unscd. Debs	6.25	1/15/36	690,000		405,225
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	184,000		178,507
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	285,000		284,126
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	400,000		405,010
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	105,000	[a]	100,027
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000		30,112
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	95,000		99,015
MUFG Capital Finance I,
Bank Gtd. Bonds	6.35	7/29/49	910,000	[c]	791,090
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	395,000	[d]	359,862
SMFG Preferred Capital,
Sub. Bonds	6.08	1/29/49	188,000	[c,d]	146,112

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
Sovereign Bancorp,
Sr. Unscd. Notes		4.80	9/1/10	140,000	[c]	136,928
Sumitomo Mitsui Banking,
Sub. Notes	EUR	4.38	7/29/49	50,000	[c,e]	54,074
						6,256,616
Foreign/Governmental—.2%
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	110,000		117,693
United Mexican States,
Sr. Unscd. Notes		5.63	1/15/17	420,000	[a]	430,500
						548,193
Health Care—.3%
Abbott Laboratories,
Sr. Unscd. Notes		6.00	4/1/39	215,000		220,872
Novartis Securities Investment,
Gtd. Notes		5.13	2/10/19	160,000		162,467
Pfizer,
Sr. Unscd. Notes		6.20	3/15/19	95,000		101,867
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	240,000		226,308
Wellpoint,
Sr. Unscd. Notes		5.88	6/15/17	100,000		95,562
						807,076
Industrial—.3%
Allied Waste North America,
Sr. Unscd. Notes, Ser. B		7.13	5/15/16	80,000		78,305
Allied Waste North America,
Sr. Unscd. Notes		7.25	3/15/15	115,000		115,134
Atlas Copco,
Sr. Unscd. Bonds		5.60	5/22/17	285,000	[d]	271,921
Hutchison Whampoa International,
Gtd. Notes		7.63	4/9/19	100,000	[a,d]	106,825
USA Waste Services,
Sr. Unscd. Notes		7.00	7/15/28	45,000		39,806
Waste Management,
Gtd. Notes		7.38	5/15/29	285,000		263,255
						875,246

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Insurance—.2%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		43,370
MetLife,
Notes	7.72	2/15/19	205,000		218,236
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	250,000	[d]	247,009
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	60,000		51,771
Willis North America,
Gtd. Notes	6.20	3/28/17	25,000		19,731
					580,117
Manufacturing-Diversified—.1%
Smiths Group,
Gtd. Notes	7.20	5/15/19	280,000	[d]	265,875
Media & Telecommunications—1.7%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	495,000		484,981
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	400,000	[d]	321,329
Cisco Systems,
Notes	5.90	2/15/39	235,000		228,408
Comcast,
Gtd. Notes	6.30	11/15/17	80,000		82,145
Comcast,
Gtd. Notes	6.50	11/15/35	435,000		423,899
Cox Communications,
Notes	6.25	6/1/18	355,000	[d]	342,135
News America,
Gtd. Notes	6.65	11/15/37	570,000		483,827
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	240,000		258,318
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	410,000		398,862
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	250,000		264,150
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	715,000		707,307
Time Warner,
Gtd. Notes	5.88	11/15/16	54,000		52,208

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Media & Telecommunications
(continued)
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	500,000	447,335
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	70,000	73,693
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	165,000	174,164
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	455,000 [d]	481,659
				5,224,420
Mining—.0%
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	95,000	103,658
Office And Business Equipment—.2%
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	150,000	120,676
Staples,
Sr. Unscd. Notes	9.75	1/15/14	170,000	187,622
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	75,000	73,783
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	105,000	104,072
				486,153
Oil & Gas—.5%
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	215,000	224,784
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	315,000	313,967
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	225,000	237,739
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	320,000	292,365
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	195,000	214,915
Transocean,
Sr. Unscd. Notes	6.00	3/15/18	190,000	190,725
Valero Energy,
Sr. Unscd. Notes	9.38	3/15/19	95,000	106,525
				1,581,020

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate Investment Trusts—.8%
Arden Realty,
Sr. Unscd. Notes	5.25	3/1/15	125,000		119,487
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	245,000		221,993
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		214,214
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	135,000		104,366
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	70,000		67,994
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	100,000		87,615
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	50,000		38,817
Regency Centers,
Gtd. Notes	5.25	8/1/15	20,000		15,871
Regency Centers,
Gtd. Notes	5.88	6/15/17	415,000		302,416
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	175,000		169,738
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	833,000		812,007
WEA Finance,
Sr. Notes	7.13	4/15/18	375,000	[d]	352,089
					2,506,607
Residential Mortgage
Pass-Through Ctfs.—.0%
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	8,320	[c]	7,956
State/Territory Gen Oblg—.7%
Delaware Housing Authority,
SFMR D-2, Revenue Bonds	5.80	7/1/16	345,000		357,810
State of California Build America
Taxable Various Purpose, Bonds	7.50	4/1/34	250,000		246,093

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
State/Territory Gen Oblg (continued)
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	880,000	851,567
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	1,055,000	639,625
				2,095,095
Transportation—.2%
Canadian National Railway,
Sr. Unscd. Notes	5.55	5/15/18	390,000	399,882
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	195,000	197,180
				597,062
U.S. Government Agencies/
Mortgage-Backed—10.7%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			30,715 [f]	30,873
4.50%, 1/1/39—2/1/39			2,995,150 [f]	3,017,931
5.00%, 1/1/23—6/1/37			2,999,758 [f]	3,077,467
5.50%, 4/1/22—3/1/38			2,386,861 [f]	2,483,843
6.00%, 9/1/37—3/1/38			1,435,735 [f]	1,503,541
Federal National Mortgage Association:
4.00%, 5/1/10			142,208 [f]	146,552
4.50%, 2/1/38—2/1/39			8,627,431 [f]	8,706,571
5.00%, 8/1/20—3/1/36			5,809,222 [f]	5,989,333
5.50%, 9/1/34—1/1/36			2,103,218 [f]	2,180,963
6.00%, 5/1/22—4/1/38			2,125,157 [f]	2,228,959
8.00%, 3/1/30			317 [f]	350
Government National Mortgage Association I:
5.50%, 4/15/33			159,018	165,840
Ser. 2005-90, Cl. A, 3.76%, 9/16/28			168,781	171,988
Ser. 2005-29, Cl. A, 4.02%, 7/16/27			142,391	145,774
Ser. 2007-34, Cl. A 4.27%, 11/16/26			2,846,930	2,908,318
Ser. 2005-87, Cl. A, 4.45%, 3/16/25			98,784	100,955
				32,859,258

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities—1.0%
U.S. Treasury Bonds	4.50	2/15/36	532,000		544,552
U.S. Treasury Notes	2.50	3/31/13	228,000		234,234
U.S. Treasury Notes	4.75	8/15/17	380,000	[a]	421,058
U.S. Treasury Notes	4.88	4/30/11	552,000		593,875
U.S. Treasury Strip	0.00	2/15/36	3,995,000		1,230,061
					3,023,780
Utilities—1.2%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	225,000		227,909
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	95,000		96,218
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	115,000		120,295
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	495,000		511,112
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	200,000		214,702
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	[a]	97,028
E.ON International Finance,
Gtd. Notes	5.80	4/30/18	190,000	[d]	192,068
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000	[d]	190,748
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	735,000	[d]	740,005
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	40,000		41,876
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	365,000		369,316

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities (continued)
Nevada Power,
Mortgage Notes	6.50	8/1/18	270,000	266,460
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	55,000	49,854
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	50,000	52,681
Potomac Electric Power,
Sr. Scd. Bonds	6.50	11/15/37	200,000	202,412
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	22,661
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	126,000	132,253
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	205,000	210,205
				3,737,803
Total Bonds and Notes
(cost $76,932,383)				74,871,108

Short-Term Investments—3.2%
U.S. Government Agencies;
Federal Home Loan Bank
0.16%, 7/20/09
(cost $9,997,877)			10,000,000	9,997,877

Other Investment—1.1%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,469,000)			3,469,000 [g]	3,469,000

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $9,059,033)	9,059,033 [g]	9,059,033

Total Investments (cost $344,861,987)	102.7%	315,475,480
Liabilities, Less Cash and Receivables	(2.7%)	(8,395,947)
Net Assets	100.0%	307,079,533

ADR—American Depositary Receipts

a All or a portion of these securities are on loan.At May 31, 2009, the total market value of the fund’s securities on loan is $9,098,708 and the total market value of the collateral held by the fund is $9,235,190, consisting of cash collateral of $9,059,033 and U.S. Government and Agency securities valued at $176,157.
b Non-income producing security.
c Variable rate security—interest rate subject to periodic change.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2009, these securities amounted to $9,482,633 or 3.1% of net assets.
e Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
f On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	14.3	Industrial	5.3
U.S. Government & Agencies	11.7	Utilities	3.5
Information Technology	10.8	Asset/Mortgage-Backed	3.5
Energy	10.4	Materials	2.1
Health Care	9.0	Telecommunication Services	.7
Corporate Bonds	8.3	State/Government
Consumer Staples	7.9	General Obligations	.7
Short-Term/		Foreign/Governmental	.2
Money Market Investments	7.3
Consumer Discretionary	7.0		102.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES May 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,098,708)—Note 1(c):
Unaffiliated issuers	332,333,954	302,947,447
Affiliated issuers	12,528,033	12,528,033
Receivable for investment securities sold		3,912,804
Dividends and interest receivable		1,202,905
Receivable for shares of Beneficial Interest subscribed		87,275
Prepaid expenses		49,182
		320,727,646
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		286,109
Cash overdraft due to Custodian		40,494
Liability for securities on loan—Note 1(c)		9,059,033
Payable for investment securities purchased		3,455,314
Payable for shares of Beneficial Interest redeemed		603,250
Accrued expenses		203,913
		13,648,113
Net Assets ($)		307,079,533
Composition of Net Assets ($):
Paid-in capital		412,953,140
Accumulated undistributed investment income—net		2,217,103
Accumulated net realized gain (loss) on investments		(78,704,334)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(29,386,376)
Net Assets ($)		307,079,533

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net Asset Value Per Share

Class A
Net Assets ($)	109,264,992
Shares Outstanding	8,481,925
Net Asset Value Per Share ($)	12.88
Class B
Net Assets ($)	78,336,151
Shares Outstanding	6,127,451
Net Asset Value Per Share ($)	12.78
Class C
Net Assets ($)	47,249,079
Shares Outstanding	3,674,436
Net Asset Value Per Share ($)	12.86
Class J
Net Assets ($)	26,748,152
Shares Outstanding	2,076,030
Net Asset Value Per Share ($)	12.88
Class I
Net Assets ($)	1,682,961
Shares Outstanding	131,178
Net Asset Value Per Share ($)	12.83
Class Z
Net Assets ($)	43,798,198
Shares Outstanding	3,413,901
Net Asset Value Per Share ($)	12.83

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $40,099 foreign taxes withheld at source):
Unaffiliated issuers	2,568,370
Affiliated issuers	3,146
Interest	2,457,681
Income from securities lending	26,921
Total Income	5,056,118
Expenses:
Management fee—Note 3(a)	1,142,019
Shareholder servicing costs—Note 3(c)	687,921
Distribution fees—Note 3(b)	449,651
Professional fees	49,431
Registration fees	41,601
Prospectus and shareholders’ reports	40,260
Custodian fees—Note 3(c)	34,719
Trustees’ fees and expenses—Note 3(d)	18,651
Loan commitment fees—Note 2	6,610
Miscellaneous	12,723
Total Expenses	2,483,586
Less—reduction in expenses
due to undertaking—Note 3(a)	(367,899)
Less—reduction in fees due to
earnings credits—Note 1(c)	(24,541)
Net Expenses	2,091,146
Investment Income—Net	2,964,972
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(42,050,802)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	42,233,420
Net Realized and Unrealized Gain (Loss) on Investments	182,618
Net Increase in Net Assets Resulting from Operations	3,147,590

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008
Operations ($):
Investment income—net	2,964,972	7,259,620
Net realized gain (loss) on investments	(42,050,802)	(34,501,709)
Net unrealized appreciation
(depreciation) on investments	42,233,420	(99,479,268)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,147,590	(126,721,357)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,187,886)	(2,728,613)
Class B Shares	(1,608,902)	(1,591,459)
Class C Shares	(899,829)	(848,386)
Class J Shares	(935,416)	(1,168,014)
Class I Shares	(9,419)	(14,037)
Class T Shares	(21,466)	(24,047)
Class Z Shares	(1,488,886)	(1,629,088)
Net realized gain on investments:
Class A Shares	—	(21,725,028)
Class B Shares	—	(21,800,898)
Class C Shares	—	(12,436,388)
Class J Shares	—	(7,795,872)
Class I Shares	—	(101,927)
Class T Shares	—	(235,001)
Class Z Shares	—	(11,182,600)
Total Dividends	(7,151,804)	(83,281,358)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	12,868,283	11,168,617
Class B Shares	1,628,580	1,394,309
Class C Shares	4,179,876	3,451,970
Class J Shares	738,828	10,706,195
Class I Shares	98,085	85,776
Class T Shares	146,079	45,221
Class Z Shares	991,786	2,387,437
Net assets received in connection
with reorganization—Note 1	50,352,911	—

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	2,058,923	22,836,730
Class B Shares	1,484,398	21,628,634
Class C Shares	747,018	11,078,843
Class J Shares	884,898	8,348,068
Class I Shares	9,388	105,925
Class T Shares	16,832	239,651
Class Z Shares	1,445,592	12,601,055
Cost of shares redeemed:
Class A Shares	(15,881,230)	(52,897,104)
Class B Shares	(9,065,577)	(28,335,944)
Class C Shares	(4,889,364)	(22,008,868)
Class J Shares	(2,662,599)	(24,824,409)
Class I Shares	(293,034)	(378,453)
Class T Shares	(946,369)	(427,734)
Class Z Shares	(4,445,837)	(14,441,246)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	39,467,467	(37,235,327)
Total Increase (Decrease) in Net Assets	35,463,253	(247,238,042)
Net Assets ($):
Beginning of Period	271,616,280	518,854,322
End of Period	307,079,533	271,616,280
Undistributed investment income—net	2,217,103	6,403,935

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008
Capital Share Transactions:
Class Ab,c
Shares sold	422,952	662,062
Shares issued in connection
with reorganization—Note 1	3,334,487	—
Shares issued for dividends reinvested	166,310	1,288,799
Shares redeemed	(1,333,463)	(3,191,489)
Net Increase (Decrease) in Shares Outstanding	2,590,286	(1,240,628)
Class Bb
Shares sold	13,680	81,101
Shares issued in connection
with reorganization—Note 1	191,471	—
Shares issued for dividends reinvested	120,205	1,227,444
Shares redeemed	(767,831)	(1,765,143)
Net Increase (Decrease) in Shares Outstanding	(442,475)	(456,598)
Class C
Shares sold	60,115	212,503
Shares issued in connection
with reorganization—Note 1	391,069	—
Shares issued for dividends reinvested	60,190	625,887
Shares redeemed	(410,066)	(1,330,729)
Net Increase (Decrease) in Shares Outstanding	101,308	(492,339)
Class J
Shares sold	62,722	628,108
Shares issued for dividends reinvested	71,420	470,579
Shares redeemed	(228,857)	(1,460,422)
Net Increase (Decrease) in Shares Outstanding	(94,715)	(361,735)

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)[a]	November 30, 2008
Class I
Shares sold	8,290	5,067
Shares issued in connection
with reorganization—Note 1	123,934	—
Shares issued for dividends reinvested	760	5,991
Shares redeemed	(23,811)	(22,482)
Net Increase (Decrease) in Shares Outstanding	109,173	(11,424)
Class Tc
Shares sold	5,469	2,796
Shares issued in connection
with reorganization—Note 1	7,023	—
Shares issued for dividends reinvested	1,356	13,517
Shares redeemed	(81,189)	(26,696)
Net Increase (Decrease) in Shares Outstanding	(67,341)	(10,383)
Class Z
Shares sold	83,750	146,818
Shares issued for dividends reinvested	117,124	713,133
Shares redeemed	(379,172)	(879,339)
Net Increase (Decrease) in Shares Outstanding	(178,298)	(19,388)

a Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended May 31, 2009, 86,110 Class B shares representing $1,023,956 were automatically converted to 85,585 Class A shares and during the period ended November 30, 2008, 157,727 Class B shares representing $2,654,069 were automatically converted to 156,400 Class A shares.
c On the close of business on February 4, 2009, 74,880 Class T shares representing $869,506 were automatically converted to 74,957 Class A shares.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2009			Year Ended November 30,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004[a]
Per Share Data ($):
Net asset value,
beginning of period	12.47	21.28	20.38	19.15	19.30	18.86
Investment Operations:
Investment income—net[b]	.15	.34	.33	.28	.28	.28
Net realized and unrealized
gain (loss) on investments	.64	(5.62)	.89	1.40	(.12)	.16
Total from Investment Operations	.79	(5.28)	1.22	1.68	.16	.44
Distributions:
Dividends from
investment income—net	(.38)	(.39)	(.32)	(.29)	(.19)	—
Dividends from net realized
gain on investments	—	(3.14)	—	(.16)	(.12)	—
Total Distributions	(.38)	(3.53)	(.32)	(.45)	(.31)	—
Net asset value, end of period	12.88	12.47	21.28	20.38	19.15	19.30
Total Return (%)[c]	6.56[d]	(29.77)	6.08	8.96	.77	2.33[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[e]	1.29	1.23	1.21	1.21	1.03[d]
Ratio of net expenses
to average net assets	1.12[e]	1.18	1.16	1.21[f]	1.21[f]	1.03[d,f]
Ratio of net investment income
to average net assets	2.39[e]	2.04	1.57	1.44	1.43	1.52[d]
Portfolio Turnover Rate	73.97[d]	138.66	168.94[g]	33.30	39.39	32.41
Net Assets, end of period
($ x 1,000)	109,265	73,441	151,796	215,342	274,871	214,949

a From February 2, 2004 (commencement of operations) to November 30, 2004.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.
g The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

Six Months Ended
May 31, 2009			Year Ended November 30,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004[a]
Per Share Data ($):
Net asset value,
beginning of period	12.31	21.04	20.14	18.94	19.17	18.86
Investment Operations:
Investment income—net[b]	.10	.21	.17	.12	.12	.15
Net realized and unrealized
gain (loss) on investments	.62	(5.57)	.89	1.40	(.11)	.16
Total from Investment Operations	.72	(5.36)	1.06	1.52	.01	.31
Distributions:
Dividends from
investment income—net	(.25)	(.23)	(.16)	(.16)	(.12)	—
Dividends from net realized
gain on investments	—	(3.14)	—	(.16)	(.12)	—
Total Distributions	(.25)	(3.37)	(.16)	(.32)	(.24)	—
Net asset value, end of period	12.78	12.31	21.04	20.14	18.94	19.17
Total Return (%)[c]	6.00[d]	(30.31)	5.30	8.11	(.02)	1.64[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.25[e]	2.05	2.02	2.01	2.00	1.70[d]
Ratio of net expenses
to average net assets	1.91[e]	1.95	1.94	2.01[f]	2.00[f]	1.70[d,f]
Ratio of net investment income
to average net assets	1.65[e]	1.28	.81	.65	.64	.83[d]
Portfolio Turnover Rate	73.97[d]	138.66	168.94[g]	33.30	39.39	32.41
Net Assets, end of period
($ x 1,000)	78,336	80,893	147,807	169,513	186,377	134,791

a From February 2, 2004 (commencement of operations) to November 30, 2004.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.
g The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2009			Year Ended November 30,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004[a]
Per Share Data ($):
Net asset value,
beginning of period	12.38	21.10	20.19	18.98	19.19	18.86
Investment Operations:
Investment income—net[b]	.10	.22	.17	.13	.13	.16
Net realized and unrealized
gain (loss) on investments	.64	(5.59)	.89	1.40	(.11)	.17
Total from Investment Operations	.74	(5.37)	1.06	1.53	.02	.33
Distributions:
Dividends from
investment income—net	(.26)	(.21)	(.15)	(.16)	(.11)	—
Dividends from net realized
gain on investments	—	(3.14)	—	(.16)	(.12)	—
Total Distributions	(.26)	(3.35)	(.15)	(.32)	(.23)	—
Net asset value, end of period	12.86	12.38	21.10	20.19	18.98	19.19
Total Return (%)[c]	6.03[d]	(30.22)	5.29	8.14	.06	1.75[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.17[e]	2.01	1.97	1.95	1.94	1.64[d]
Ratio of net expenses
to average net assets	1.89[e]	1.90	1.90	1.95[f]	1.94[f]	1.64[d,f]
Ratio of net investment income
to average net assets	1.66[e]	1.32	.84	.70	.70	.84[d]
Portfolio Turnover Rate	73.97[d]	138.66	168.94[g]	33.30	39.39	32.41
Net Assets, end of period
($ x 1,000)	47,249	44,224	85,801	119,851	157,982	121,545

a From February 2, 2004 (commencement of operations) to November 30, 2004.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.
g The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

Six Months Ended
May 31, 2009			Year Ended November 30,
Class J Shares	(Unaudited)	2008	2007	2006	2005	2004[a]
Per Share Data ($):
Net asset value,
beginning of period	12.52	21.38	20.47	19.22	19.35	18.05
Investment Operations:
Investment income—net[b]	.15	.40	.36	.33	.31	.34
Net realized and unrealized
gain (loss) on investments	.65	(5.65)	.93	1.41	(.11)	1.21
Total from Investment Operations	.80	(5.25)	1.29	1.74	.20	1.55
Distributions:
Dividends from
investment income—net	(.44)	(.47)	(.38)	(.33)	(.21)	(.25)
Dividends from net realized
gain on investments	—	(3.14)	—	(.16)	(.12)	—
Total Distributions	(.44)	(3.61)	(.38)	(.49)	(.33)	(.25)
Net asset value, end of period	12.88	12.52	21.38	20.47	19.22	19.35
Total Return (%)	6.52[c]	(29.53)	6.41	9.25	.97	8.69
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[d]	.99	.91	.96	1.02	.95
Ratio of net expenses
to average net assets	1.06[d,e]	.88	.87	.96[e]	1.01	.95[e]
Ratio of net investment income
to average net assets	2.50[d]	2.34	1.77	1.69	1.62	1.79
Portfolio Turnover Rate	73.97[c]	138.66	168.94[f]	33.30	39.39	32.41
Net Assets, end of period
($ x 1,000)	26,748	27,178	54,149	174,820	204,901	245,171

a The fund commenced offering six classes of shares on February 2, 2004.The existing shares were redesignated as
Class J shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.
f The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2009			Year Ended November 30,
Class I Shares	(Unaudited)	2008	2007[a]	2006	2005	2004[b]
Per Share Data ($):
Net asset value,
beginning of period	12.47	21.28	20.39	19.17	19.31	18.86
Investment Operations:
Investment income—net[c]	.17	.37	.36	.31	.32	.35
Net realized and unrealized
gain (loss) on investments	.61	(5.61)	.89	1.40	(.13)	.10
Total from Investment Operations	.78	(5.24)	1.25	1.71	.19	.45
Distributions:
Dividends from
investment income—net	(.42)	(.43)	(.36)	(.33)	(.21)	—
Dividends from net realized
gain on investments	—	(3.14)	—	(.16)	(.12)	—
Total Distributions	(.42)	(3.57)	(.36)	(.49)	(.33)	—
Net asset value, end of period	12.83	12.47	21.28	20.39	19.17	19.31
Total Return (%)	6.40[d]	(29.57)	6.23	9.12	.95	2.38[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.92[e]	1.07	1.12	1.07	1.00	.97[d]
Ratio of net expenses
to average net assets	.84[e]	.96	1.04	1.07[f]	1.00[f]	.97[d,f]
Ratio of net investment income
to average net assets	2.62[e]	2.25	1.72	1.59	1.64	2.11[d]
Portfolio Turnover Rate	73.97[d]	138.66	168.94[g]	33.30	39.39	32.41
Net Assets, end of period
($ x 1,000)	1,683	274	711	741	755	416

a Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b From February 2, 2004 (commencement of operations) to November 30, 2004.
c Based on average shares outstanding at each month end.
d Not annualized.
e Annualized.
f Expense waivers and/or reimbursements amounted to less than .01%.
g The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

Six Months Ended
	May 31, 2009		Year Ended November 30,
Class Z Shares	(Unaudited)	2008	2007	2006	2005[a]
Per Share Data ($):
Net asset value, beginning of period	12.46	21.30	20.39	19.16	19.60
Investment Operations:
Investment income—net[b]	.14	.37	.38	.30	.29
Net realized and unrealized
gain (loss) on investments	.65	(5.61)	.89	1.41	(.40)
Total from Investment Operations	.79	(5.24)	1.27	1.71	(.11)
Distributions:
Dividends from investment income—net	(.42)	(.46)	(.36)	(.32)	(.21)
Dividends from net realized
gain on investments	—	(3.14)	—	(.16)	(.12)
Total Distributions	(.42)	(3.60)	(.36)	(.48)	(.33)
Net asset value, end of period	12.83	12.46	21.30	20.39	19.16
Total Return (%)	6.46[c]	(29.61)	6.31	9.11	(.59)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.29[d]	1.09	1.12	1.15	1.15[c]
Ratio of net expenses
to average net assets	1.27[d]	.98	.93	1.07	1.02[c]
Ratio of net investment income
to average net assets	2.29[d]	2.24	1.83	1.58	1.51[c]
Portfolio Turnover Rate	73.97[c]	138.66	168.94[e]	33.30	39.39
Net Assets, end of period ($ x 1,000)	43,798	44,768	76,939	85,923	100,250

a From December 18, 2004 (commencement of operations) to November 30, 2005.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended November 30, 2007 was 162.34%.

See notes to financial statements.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Balanced Opportunity Fund (the “fund”) is a separate diversified series of Dreyfus Manager Funds II (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering the fund as its only series. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on January 8, 2009, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to liabilities, of Dreyfus Balanced Fund (“Dreyfus Balanced”) were transferred to the fund in exchange for corresponding class of shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B, Class C, Class I and Class T shares of Dreyfus Balanced received Class A, Class B, Class C, Class I and Class T shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Dreyfus Balanced at the time of the exchange.The nest asset value of the fund’s shares on the close of business January 8, 2009, after the reorganization was $12.44 for Class A, $12.40 for Class B, $12.46 for Class C, $12.40 for Class I and $12.46 for Class T shares, and a total amount of 3,334,487 Class A shares, 191,471 Class B shares, 391,069 Class C shares, 123,934 Class I shares and 7,023 Class T shares, representing net assets of $50,352,911 (including $11,965,047 net unrealized depreciation on investments) were issued to shareholders of Dreyfus Balanced in the exchange.The exchange was a tax-free event to the Dreyfus Balanced shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I, Class J and Class Z shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I, Class J and Class Z shares are sold at net asset value per share. Class I shares are sold only to institutional investors and Class J and Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T shares of the fund, except that participants in certain group retirement plans were able to open a new account in Class T shares of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessar ily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used as of May 31, 2009 valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	228,966,074	86,509,406	—	315,475,480
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have

Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments, resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended May 31, 2009, The Bank of New York Mellon earned $11,538 from lending fund portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $21,571,561 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008 was as follows: ordinary income $12,852,838 and long-term capital gains $70,428,520.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended May 31, 2009, the fund did not borrow under the Facilities.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund until March 31, 2010, so that the net operating expenses of the fund’s Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.11%, 1.86%, 1.86% and .85%, respectively, of such class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $367,899 during the period ended May 31, 2009.

During the period ended May 31, 2009, the Distributor retained $4,477 from commissions earned on sales of the fund’s Class A shares and $78,538 and $1,349 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay and Class T shares paid the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended May 31, 2009, Class B, Class C and Class T shares were charged $283,342, $165,923 and $386, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan (“Shareholder Services Plan”), Class A, Class B and Class C shares pay and Class T shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to

Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2009, Class A, Class B, Class C and Class T shares were charged $120,942, $94,447, $55,308 and $386, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class Z (“Class Z Shareholder Services Plan”), Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, Class Z shares were charged $5,516 pursuant to the Class Z Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $157,013 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $24,541 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreements.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $34,719 pursuant to the custody agreement.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $205,542, Rule 12b-1 distribution plan fees $78,646, shareholder services plan fees $49,166, custodian fees $15,916, chief compliance officer fees $1,150 and transfer agency per account fees $45,754, which are offset against an expense reimbursement currently in effect in the amount of $110,065.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2009, amounted to $205,671,146 and $240,970,921, respectively.

The fund adopted FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At May 31, 2009, accumulated net unrealized depreciation on investments was $29,386,507, consisting of $9,242,773 gross unrealized appreciation and $38,629,280 gross unrealized depreciation.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2010. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure. The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

The Fund 49

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail, front-end load, mixed-asset target allocation growth funds (the “Performance Group”) and to a larger universe of funds consisting of all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the third quartile of the Performance Group and the second quartile of the Performance Universe for the one- and two-year periods ended December 31, 2008, and ranked in the third or fourth quartile of the Performance Group and Performance Universe for the three- and four-year periods ended December 31, 2008. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s contractual and actual management fees were higher than the Expense Group and Expense Universe medians, and the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board ana-

lyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreas-

The Fund 51

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s overall relative performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6